Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001502608_SupplementTextBlock

ADVISER MANAGED TRUST

Tactical Offensive Fixed Income Fund
(the "Fund")

Supplement dated June 26, 2014 and effective as of October 1, 2014 to the Prospectus (the "Prospectus") dated November 30, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective as of October 1, 2014, the Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses, investment strategies, and risk disclosures of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Offensive Fixed Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Changes to the Fees and Expenses of the Tactical Offensive Fixed Income Fund

In the Fund Summary for the Tactical Offensive Fixed Income Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-30
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no other changes to the Fees and Expenses of the Tactical Offensive Fixed Income Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Changes in Investment Strategy for the Tactical Offensive Fixed Income Fund

In the Fund Summary for the Tactical Offensive Fixed Income Fund, under the heading "Principal Investment Strategies," the sub-section titled "Investment Strategy" is hereby deleted and replaced with the following:

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.

It is expected that the Fund will invest: (i) at least 50% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to the U.S. investment grade fixed income market (U.S. Investment Grade Index); (ii) up to 20% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to non-investment grade securities (also known as "high yield" securities or "junk bonds") (High Yield Index); and (iii) up to 20% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to issuers located in emerging market countries (Emerging Market Fixed Income Index). Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the U.S. Investment Grade, High Yield and Emerging Market Fixed Income Indexes (each, an "Index," and collectively, the "Indexes"), the assets allocated to each Index will be passively managed. SIMC may adjust the Fund's allocation of assets among the Indexes over time depending on its assessment of the markets.

In addition, SIMC will directly manage up to 10% of the Fund's assets outside of this Index-tracking strategy. For this portion of the Fund's assets, SIMC will purchase and sell foreign government fixed income securities based on its assessment of yield trends, economic trends and other factors.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes, as well as SIMC's security selection with respect to the portion of the Fund's assets it directly manages. The Fund's ability to fully replicate the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in the Fund's allocation of assets among the Indexes, and the Fund's expenses.

The Fund may invest in U.S. and foreign investment and non-investment grade (also known as "high yield" securities or "junk bonds") fixed income securities, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), emerging market debt, asset-backed securities, mortgage backed securities (including through TBA transactions), corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency. It may not be possible or practicable to purchase all of the securities composing an Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's Sub-Adviser may employ a sampling or optimization technique to replicate the Index.

The Fund may use futures contracts, forward contracts and swap agreements in lieu of investing directly in the securities making up the Index to obtain exposure to the fixed income markets during high volume periods of investment into the Fund. The Fund may also invest in futures contracts and forward contracts for hedging purposes. Futures contracts and forward contracts are used to synthetically obtain exposure to the securities identified above or baskets of such securities. Futures contracts may be used to manage the Fund's interest rate duration and yield curve exposure. Forward contracts may be used to manage the Fund's currency exposure to foreign securities.

The Fund invests primarily in investment grade securities (those rated AAA, AA, A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as "high yield" securities or "junk bonds." The Fund's portfolio is not subject to any maturity or duration restrictions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC, the Fund's adviser, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e. by using economic, market or financial analyses). Instead, the Sub-Adviser purchases and sells a portfolio of securities to replicate the performance of an Index as described above. However, the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a Sub-Adviser will not be used.

There are no other changes to the Investment Strategy of the Tactical Offensive Fixed Income Fund.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Changes in Principal Risks for the Tactical Offensive Fixed Income Fund

In the Fund Summary for the Tactical Offensive Fixed Income Fund, under the heading "Principal Risks," the text for "Derivatives Risk" is hereby deleted and replaced with the following:

Derivatives Risk—The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

In addition, under the same heading, the following risks are hereby added in the appropriate alphabetical order thereof:

Asset Allocation Risk— The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes and for direct management will not anticipate market trends successfully.

Investment Style Risk—The risk that the Fund's investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Tracking Error Risk—The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's and Indexes' investments and other factors.

There are no other changes to the Principal Risks of the Tactical Offensive Fixed Income Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Tactical Offensive Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%	[1],[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[1],[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798

[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.
[3]	Effective October 1, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of fourteen months in order to keep total operating costs (exclusive of interest from borrowing, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed 0.70% and will not affect the Fund's total operating costs if they are less than 0.70%. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2015. The agreement may be amended or terminated only with the consent of the Board of Trustees.